Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2021
Basis Of Preparation [Abstract]
Basis of preparation
On 31 December 2020, International Financial Reporting Standards (IFRSs) as adopted by the European Union (EU) at that date were brought into UK law and became UK-adopted International Accounting Standards, with future changes being subject to endorsement by the UK Endorsement Board. Diageo plc transitioned to UK-adopted International Accounting Standards in its consolidated financial statements on 1 July 2021. This change constitutes a change in accounting framework. However, there is no impact on recognition, measurement or disclosure in the period reported as a result of the change in framework.
These unaudited condensed consolidated financial statements have been prepared in accordance with UK adopted IAS 34 ‘Interim Financial Reporting’, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU and The Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. These financial statements should be read in conjunction with the company’s published consolidated financial statements for the year ended 30 June 2021, which were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU, and International Financial Reporting Standards as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
At 31 December 2021, there were no unendorsed standards effective for the six months ended 31 December 2021 affecting these financial statements, and there was no difference between IFRSs adopted by the UK, IFRSs as adopted by the EU and IFRSs issued by the IASB in terms of their application to the group.
In preparing these condensed consolidated financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2021, with the exception of changes in estimates disclosed in note 12 - Contingent liabilities and legal proceedings.
The financial statements for Diageo plc for the year ended 30 June 2022 will be prepared in accordance with IFRS as adopted by the UK, IFRSs as adopted by the EU and IFRSs, as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.

Management has prepared cash flow forecasts which have also been sensitised to reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, net sales momentum is expected to continue, however, near-term volatility is also expected to remain. The potential financial impact of a slower Covid-19 pandemic recovery has been modelled in the plausible downside scenarios. Even with these negative sensitivities for each region taken into account, the group’s cash position is still considered to remain strong, as the group's liquidity has been protected by launching and pricing €700 million of fixed rate Euro and £400 million of fixed rate sterling denominated bonds under Diageo’s European Debt Issuance Programme in the year ended 30 June 2021. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending as acquisitions and capital expenditure, as well as a temporary suspension of the share buyback programme and dividend payments in the next 12 months or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the company's condensed consolidated financial statements.
Weighted average exchange rates used in the translation of income statements were US dollar – £1 = $1.36 (2020 – £1 = $1.31) and euro – £1 = €1.17 (2020 – £1 = €1.11). Exchange rates used to translate assets and liabilities at the balance sheet date were US dollar – £1 = $1.35 (31 December 2020 – £1 = $1.36) and euro – £1 = €1.19 (31 December 2020 – £1 = €1.11). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.
New accounting standards and interpretations
New accounting standards and interpretations

The following amendment to the accounting standards, issued by the IASB and endorsed by the UK and EU, have been adopted by the group from 1 July 2021 with no impact on the group’s consolidated results, financial position or disclosures:

–Amendments to IFRS 16 - Covid-19 - related rent concessions beyond 30 June 2021
The following amendment issued by the IASB and endorsed by the UK and EU, has been adopted by the group:

–Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform (phase 2). The amendment to IFRS 9 provides relief from applying specific hedge accounting and financial instrument derecognition requirements directly affected by interbank offered rate (IBOR) reform. By applying the practical expedient, Diageo will not be required to discontinue its hedging relationships as a result of changes in reference rates due to IBOR reform. The amendment to IFRS 7 will require additional disclosure explaining the nature and extent of risk related to the reform and the progress of the transition.

Expected impact of initial application of new standards or interpretations that have not been adopted by the group
The following standard issued by the IASB has been endorsed by the EU, but has not yet been endorsed by the UK, and has not been adopted by the group:

–IFRS 17 - Insurance contracts (effective in the year ending 30 June 2024) is ultimately intended to replace IFRS 4. Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.
There are a number of other amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.